Annual Total Returns[BarChart] - Pioneer Fundamental Growth Fund - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.32%	14.34%	32.72%	13.95%	6.40%	3.60%	22.62%	(0.62%)	33.84%	27.03%